Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Other Liabilities [Abstract]
Schedule of Other Current Liabilities	Other current liabilities, consists of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Derivative liability (See Note 25)	961	2,499	32.9
Provision for employee benefits	8	11	0.1
Provision for SAR to employees (See Note 21)	95	844	11.1
Payable to statutory authorities	126	291	3.8
Other payables	737	1,364	18.1
Total	1,927	5,009	66.0

Schedule of Other Non-Current Liabilities	Other non-current liabilities, consists of the following:
	As of March 31,
	2021	2022	2022
	(INR)	(INR)	(US$)
	(In million)
Derivative liability (See Note 25)	251	7	0.1
Provision for SAR to employees (See Note 21)	1,122	-	-
Provision for gratuity	46	53	0.7
Provision for compensated absences	40	38	0.5
Total	1,459	98	1.3